Leases - Minimum Future Lease Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 7,099
2025	6,532
2026	5,589
2027	5,572
2028	5,572
2029 and thereafter	18,439
Total undiscounted lease payments	48,803
Less: imputed interest	(6,379)
Present value of lease liabilities	$ 42,424